Tax credit and other receivables/Other payables - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	€ 33,328	€ 28,926
Corporate tax rate	25.00%
Unrecognized tax losses	€ 328,528	262,725
Share Based Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	33,328	28,926
Wallbox USA [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	76,587	73,464
Albert Buettner GmbH [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	22,271	16,494
Other Subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	€ 20,169	€ 16,068